   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 19, 2000

                                                       REGISTRATION NOS. 2-98755
                                                                        811-4350
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 28
                                       AND
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 29

                               MARKET STREET FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              103 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 791-1700

                                ----------------


                                                           COPY TO:
        JAMES BERNSTEIN., ESQ.                       STEPHEN E. ROTH, ESQ.
          MARKET STREET FUND.                   SUTHERLAND ASBILL & BRENNAN LLP
      1000 CHESTERBROOK BOULEVARD               1275 PENNSYLVANIA AVENUE, N.W.
           BERWYN, PA 19312                          WASHINGTON, DC 20004
(NAME AND ADDRESS OF AGENT FOR SERVICE)

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
[ ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485
[X] ON JANUARY 29, 2001 PURSUANT TO PARAGRAPH (b) OF RULE 485
[ ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] ON [DATE] PURSUANT TO PARAGRAPH (a)(1) OF RULE 485
[ ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
[ ] ON [DATE] PURSUANT TO PARAGRAPH (a)(2) OF RULE 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
[X] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

TITLE OF SECURITIES: SHARES OF BENEFICIAL INTEREST


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EFFECTIVE AS OF JANUARY 29, 2001, MARKET STREET FUND, INC. (A MARYLAND
CORPORATION) (THE "COMPANY") WILL HAVE REORGANIZED AS MARKET STREET FUND (A DELAWARE BUSINESS TRUST) (THE "FUND"). THE FUND HAS FILED POST-EFFECTIVE AMENDMENT NO. 27 TO THE COMPANY'S REGISTRATION STATEMENT, AS AMENDED, ON FORM N-1A AND EXPRESSLY ADOPTED THIS REGISTRATION STATEMENT AS ITS OWN FOR ALL PURPOSES OF THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934, AND THE INVESTMENT COMPANY ACT OF 1940.

                                     PART A

THE PROSPECTUS FOR MARKET STREET FUND (THE "REGISTRANT") FILED AS PART A TO POST-EFFECTIVE AMENDMENT NO. 27 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A (FILE NO. 2-98755) IS INCORPORATED HEREIN BY REFERENCE. THIS PROSPECTUS OFFERS SHARES OF ALL SERIES OF THE REGISTRANT.

                                     PART B

THE REGISTRANT'S STATEMENT OF ADDITIONAL INFORMATION ("SAI") FILED AS PART B TO POST-EFFECTIVE AMENDMENT NO. 27 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A (FILE NO. 2-98755) IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SUPPLEMENTS THE PROSPECTUS OFFERING SHARES OF ALL SERIES OF THE REGISTRANT.

                                     PART C

THE REGISTRANT'S PART C FILED AS PART OF POST-EFFECTIVE AMENDMENT NO. 27 TO THE REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A (FILE NO. 2-98755) IS INCORPORATED HEREIN BY REFERENCE.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on this 19th day of December, 2000.

                                            MARKET STREET FUND



                                            By:  /s/ Rosanne Gatta
                                                 ---------------------
                                            By:  Rosanne Gatta
                                                   President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons and the majority of its board of directors in the capacities as of the dates indicated.

           SIGNATURE                     TITLE                    DATE
           ---------                     -----                    ----

       /s/ Rosanne Gatta           President (Principal       December 19, 2000
-----------------------------        Executive Officer)
By:      ROSANNE GATTA

   /s/ Anthony T. Giampietro       Treasurer (Principal       December 19, 2000
-----------------------------        Financial and
By:  ANTHONY T. GIAMPIETRO           Accounting Officer)

     /s/ Robert W. Kloss*           Trustee                   December 19, 2000
-----------------------------
By:   ROBERT W. KLOSS

         /s/ Alan Gart*             Trustee                   December 19, 2000
-----------------------------
          ALAN GART

        /s/ Leo Slack*              Trustee                   December 19, 2000
-----------------------------
         LEO SLACK

* By:  /s/ James Bernstein
      -----------------------
     JAMES BERNSTEIN, ESQUIRE
        Attorney-in-Fact,
  Pursuant to Power of Attorney





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                                POWER OF ATTORNEY


Know all men by these presents:


That I, Robert W. Kloss, a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC., do hereby make, constitute and appoint as my true and lawful attorneys in fact, James Bernstein, Mark T. Buchinsky, and John P. Duke, or each of them severally for me and in my name, place and stead to sign the following registration statements and any and all amendments thereto on behalf of MARKET STREET FUND, INC. and/or MARKET STREET FUND and file with the Securities and Exchange Commission:


           Registration Statements under the Securities Act of 1933 and/or the Investment Company Act of 1940.


Such appointment shall remain valid and in effect for so long as I shall be a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC. and for so long as any of James Bernstein, Mark T. Buchinsky, or John P. Duke shall be employed by PROVIDENT MUTUAL LIFE INSURANCE COMPANY.

IN WITNESS WHEREOF, I have hereunto set my hand this 14th day of December, 2000.



                                        /s/ Robert W. Kloss
                                      ----------------------
                                          Robert W. Kloss



Commonwealth of PENNSYLVANIA
                                       :ss
County of CHESTER

On this 14th day of December 2000, before me personally appeared Robert W. Kloss, to me known and known to me to be the person mentioned and described in and who executed the foregoing instrument and he duly acknowledged to me that he executed the same.



My commission expires:  November 12, 2002

                        /s/ Florence M. Delaney
                        -----------------------
                           Notary Public


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                                POWER OF ATTORNEY


Know all men by these presents:


That I, Alan Gart, a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC., do hereby make, constitute and appoint as my true and lawful attorneys in fact, James Bernstein, Mark T. Buchinsky, and John P. Duke, or each of them severally for me and in my name, place and stead to sign the following registration statements and any and all amendments thereto on behalf of MARKET STREET FUND, INC. and/or MARKET STREET FUND and file with the Securities and Exchange Commission:


           Registration Statements under the Securities Act of 1933 and/or the Investment Company Act of 1940.


Such appointment shall remain valid and in effect for so long as I shall be a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC. and for so long as any of James Bernstein, Mark T. Buchinsky, or John P. Duke shall be employed by PROVIDENT MUTUAL LIFE INSURANCE COMPANY.

IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2000.



                                          /s/ Alan Gart
                                      ----------------------
                                            Alan Gart



Commonwealth of PENNSYLVANIA
                                       :ss
County of Phila

On this 13th day of December 2000, before me personally appeared Alan Gart, to me known and known to me to be the person mentioned and described in and who executed the foregoing instrument and he duly acknowledged to me that he executed the same.



My commission expires:  Dec. 9, 2003           /s/ Myrna Shalita
                                           -----------------------
                                                Notary Public


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                                POWER OF ATTORNEY


Know all men by these presents:


That I, Leo Slack, a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC., do hereby make, constitute and appoint as my true and lawful attorneys in fact, James Bernstein, Mark T. Buchinsky, and John P. Duke, or each of them severally for me and in my name, place and stead to sign the following registration statements and any and all amendments thereto on behalf of MARKET STREET FUND, INC. and/or MARKET STREET FUND and file with the Securities and Exchange Commission:


           Registration Statements under the Securities Act of 1933 and/or the Investment Company Act of 1940.


Such appointment shall remain valid and in effect for so long as I shall be a member of the Board of Trustees of MARKET STREET FUND and/or a member of the Board of Directors of MARKET STREET FUND, INC. and for so long as any of James Bernstein, Mark T. Buchinsky, or John P. Duke shall be employed by PROVIDENT MUTUAL LIFE INSURANCE COMPANY.

IN WITNESS WHEREOF, I have hereunto set my hand this 13th day of December, 2000.



                                           /s/ Leo Slack
                                      ----------------------
                                            Leo Slack



State of FLORIDA
                                       :ss
County of Sarasota

On this 13th day of December 2000, before me personally appeared Leo Slack to me known and known to me to be the person mentioned and described in and who executed the foregoing instrument and he duly acknowledged to me that he executed the same.



My commission expires:  May 6, 2001       /s/ Elaine M. Craig
                                        -----------------------
                                             Notary Public